SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Fair Value of Financial Instruments (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Liabilities:
Outstanding as of Opening balance		$ 18,223	$ 18,223	$ 6,265
Warrant liability				14,492,419
Outstanding as of Ending balance				18,223
Contingent consideration	$ 12,098,475		12,098,475	12,179,476
Change in fair value		(5,970)	(18,223)	11,958
Total	12,098,475		12,098,475
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation
Outstanding as of beginning balance	12,098,475	$ 12,179,476	12,179,476	0
Initial recognition in connection with acquisition of Harper & Jones				3,421,516
Stock price guarantee per consulting agreement				67,000
Conversion into shares				(73,500)
Change in fair value			564,303	8,764,460
Repayments to Harper & Jones seller			(645,304)
Outstanding as of ending balance			12,098,475	12,179,476
Harper & Jones, LLC
Liabilities:
Contingent consideration	1,400,000		1,400,000	4,244,460
Bailey LLC
Liabilities:
Contingent consideration	10,698,475		$ 10,698,475	7,935,016
Expected Volatility | Minimum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation
Fair value of the contingent consideration			0.793
Expected Volatility | Maximum [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation
Fair value of the contingent consideration			0.889
Risk Free Interest Rate
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation
Fair value of the contingent consideration			0.0025
Expected share
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation
Fair value of the contingent consideration			0.05
Stock price | Harper & Jones, LLC
Liabilities:
Contingent consideration			$ 415,000
Stock price | Bailey LLC
Liabilities:
Contingent consideration			828,000
Level 2
Liabilities:
Warrant liability				18,223
Level 3
Liabilities:
Warrant liability				14,474,196
Contingent consideration	12,098,475		12,098,475	12,179,476
Derivative liability				$ 2,294,720
Total	$ 12,098,475		$ 12,098,475